ETF2 P2 09/24

FRANKLIN TEMPLETON ETF TRUST
SUPPLEMENT DATED SEPTEMBER 26, 2024
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”),
EACH DATED AUGUST 1, 2024, OF
FRANKLIN INVESTMENT GRADE CORPORATE ETF (THE “FUND”)

Effective September 30, 2024, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI:

1. The following replaces all references to Shawn Lyons, Thomas Runkel, and Pururav Thoutireddy in the section titled “Fund Summary – Portfolio Managers” in the Fund’s Summary Prospectus and Prospectus:

George Bailey, CFA
Portfolio Manager of FT Institutional and portfolio manager of the Fund since September 2024.

Andrew C. Benson
Portfolio Manager of Advisers and portfolio manager of the Fund since September 2024.

Michael Cho, CFA
Portfolio Manager of FT Institutional and portfolio manager of the Fund since September 2024.

2. The following replaces all references to Shawn Lyons, Thomas Runkel, and Pururav Thoutireddy in the section titled “Fund Details – Management” in the Fund’s Prospectus:

George Bailey, CFA  Portfolio Manager of FT Institutional

Mr. Bailey has been a portfolio manager of the Fund since September 2024. He joined Franklin Templeton in 2022. Prior to joining Franklin Templeton, Mr. Bailey was a U.S. Investment Grade portfolio manager at Aviva Investors.

Andrew C. Benson Portfolio Manager of Advisers
Mr. Benson has been a portfolio manager of the Fund since September 2024. He joined Franklin Templeton in 2024. Prior to joining Franklin Templeton, Mr. Benson was a portfolio manager for Putnam Investment Management, LLC.

Michael Cho, CFA Portfolio Manager of FT Institutional

Mr. Cho has been a portfolio manager of the Fund since September 2024. He joined Franklin Templeton in 2021. Prior to joining Franklin Templeton, Mr. Cho was a U.S. and Global Investment Grade portfolio manager at Aviva Investors.

3. The following replaces all references to Shawn Lyons, Thomas Runkel, and Pururav Thoutireddy in the section titled “Management and Other Services – Portfolio managers” in the Fund’s SAI:

Name	Type of Account	Number of Accounts Managed	Total Assets Managed (x $1 million)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based (x $1 million)

George Bailey*	Registered Investment Companies	1	89.7	None	None
	Other Pooled Investment Vehicles	5	2,140.4	None	None
	Other Accounts	11	2,754.3	None	None
Andrew C. Benson*	Registered Investment Companies	14	13,950.2	2	1,867.1
	Other Pooled Investment Vehicles	15	7,628.1	None	None
	Other Accounts	4	17,688.3	None	None
Michael Cho*	Registered Investment	1	89.7	None	None

Companies
Other Pooled Investment Vehicles	5	2,140.4	None	None
Other Accounts	11	2,754.3	None	None

*Information is provided as of August 31, 2024.

4. The following replaces all references to Shawn Lyons, Thomas Runkel, and Pururav Thoutireddy in the section titled “Management and Other Services – Portfolio managers – Ownership of Fund shares” in the Fund’s SAI:

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
George Bailey*	None
Andrew C. Benson*	None
Michael Cho*	None

*Information is provided as of August 31, 2024

Please retain this supplement for future reference.